Secured Note Liabilities - Schedule of Carrying Amount for the Secured Note (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
2022 Secured Note [Member]
Schedule of Carrying Amount for the Secured Note [Line Items]
Fair value beginning of the year	$ 294,363	$ 263,541
Change in fair value loss (gain) through profit and loss	(210)	3,096
Change in fair value loss (gain) through other comprehensive income (loss)	(5,004)	34,830
Foreign currency translation loss (gain)	24,617	(7,104)
Total change in fair value	19,403	30,822
Fair value end of the year	313,766	294,363
2023 Secured Note [Member]
Schedule of Carrying Amount for the Secured Note [Line Items]
Fair value beginning of the year	279,525	198,825
Change in fair value loss (gain) through profit and loss	(23,353)	33,182
Change in fair value loss (gain) through other comprehensive income (loss)	(29,195)	49,563
Foreign currency translation loss (gain)	21,809	(2,045)
Total change in fair value	(30,739)	80,700
Fair value end of the year	$ 248,786	$ 279,525